Schedule of Investments
September 30, 2021 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.19%

Agricultural Chemicals - 0.64%
The Scotts Miracle-Gro Co.	6,182	904,798

Aircraft & Parts - 1.15%
HEICO Corp. Class A	13,652	1,616,806

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.05%
Canada Goose Holdings, Inc. (Canada) (2)	28,063	1,001,007
Levi Strauss & Co. Class A	14,539	356,351
Luluemon Athletica, Inc. (Canada) (2)	3,787	1,532,599

		2,889,957

Biological Products, (No Diagnostic Substances) - 2.98%
Bio-Techne Corp.	4,239	2,054,092
Seagen, Inc. (2)	12,594	2,138,461

		4,192,553

Computer Communications Equipment - 1.69%
Arista Networks, Inc. (2)	6,928	2,380,738

Electrical Work - 1.26%
Quanta Services, Inc.	15,600	1,775,592

Eletromedical & Electrotherapeutic Apparatus - 1.31%
Masimo Corp. (2)	6,827	1,848,137

Electronic Components & Accessories - 1.12%
Novanta, Inc. (2)	3,819	590,036
Universal Display Corp.	5,802	991,910

		1,581,946

Electronic Components, Nec - 1.58%
II-VI, Inc. (2)	37,384	2,219,114

Electronic Computers - 1.15%
CrowdStrike Holdings, Inc. Class A (2)	6,604	1,623,131

Electronic Connectors - 0.80%
Amphenol Corp. Class A	15,392	1,127,156

General Industrial Machinery & Equipment - 1.34%
Zebra Technologies Corp. Class A (2)	3,652	1,882,314

Household Appliances - 0.74%
A.O. Smith Corp.	17,090	1,043,686

Industrial Instruments For Measurement, Display, And Control- 2.12%
Cognex Corp.	7,232	580,151
Keysight Technologies, Inc. (2)	14,620	2,401,920

		2,982,071

Instruments For Meas & Testing Of Electricity & Elec Signals - 2.14%
Teradyne, Inc.	27,625	3,015,821

Laboratory Analytical Instruments - 1.41%
Agilent Technologies, Inc.	12,614	1,987,083

Measuring & Controlling Devices, Nec - 1.32%
Trimble, Inc. (2)	22,539	1,853,833

Medical Equipment - 0.50%
Repligen Corp. (2)	2,441	705,425

Motor Vehicle Parts & Accessories - 1.07%
Borgwarner, Inc.	34,840	1,505,436

Optical Instrumentts & Lenses - 1.00%
KLA Corp.	4,217	1,410,629

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.99%
Edwards Lifesciences Corp. (2)	20,539	2,325,220
Intuitive Surgical, Inc. (2)	1,892	1,880,932

		4,206,152

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.80%
RPM International, Inc.	14,549	1,129,730

Pharmaceutical Preparations- 3.17%
10X Genomics, Inc. Class A (2)	3,961	576,642
Horizon Therapeutics PLC (2)	16,564	1,814,421
Genmab A/S ADR (2)	47,276	2,065,961

		4,457,024

Pumps & Pumping Equipment - 0.95%
IDEX Corp.	6,454	1,335,655

Refrigeration & Service Industry Machinery - 1.18%
The Middleby Corp. (2)	9,775	1,666,735

Retail-Auto Dealers & Gasoline Stations - 1.33%
Copart, Inc. (2)	13,497	1,872,304

Retail-Building Materials, Hardware, Garden Supply - 1.79%
Fastenal Co.	48,835	2,520,374

Retail-Drug Stores And Proprietary Stores - 0.64%
National Vision Holdings, Inc. (2)	15,937	904,743

Retail- Eating & Drinking Places - 2.89%
Chipotle Mexican Grill, Inc. Class A (2)	2,234	4,060,340

Retail-Retail Stores, Nec. - 1.33%
Ulta Beauty, Inc. (2)	5,196	1,875,340

Retail-Variety Stores. - 0.75%
Dollar General Corp.	5,000	1,060,700

Semiconductors & Related Devices - 8.39%
Advanced Micro Devices, Inc. (2)	10,131	1,042,480
Brooks Automation, Inc.	14,459	1,479,879
IPG Photonics Corp. (2)	4,172	660,845
Marvell Technology Group Ltd. (Bermuda)	38,047	2,294,614
Microchip Technology, Inc.	11,883	1,823,922
Monolithic Power Systems, Inc.	7,137	3,459,161
SkyWater Technology, Inc. (2)	12,419	337,797
Skyworks Solutions, Inc.	4,249	700,150

		11,798,848

Services-Business Services, Nec. - 4.00%
Costar Group, Inc. (2)	46,858	4,032,599
Etsy, Inc. (2)	7,650	1,590,894

		5,623,493

Service-Commercial Physical & Biological Research - 1.55%
Charles River Laboratories International, Inc. (2)	5,286	2,181,374

Services-Computer Integrated Systems Design - 1.72%
Cerner Corp.	34,270	2,416,720

Services-Computer Programming Services - 0.66%
EPAM Systems, Inc. (2)	1,635	932,735

Services-Computer Processing & Data Preparation - 0.49%
Clarivate PLC (2)	31,356	686,696

Services-Computer Programming, Data Processing, Etc. - 4.76%
Factset Research Systems, Inc.	3,371	1,330,804
Five9, Inc. (2)	13,699	2,188,278
Pinterest, Inc. - Class A (2)	20,223	1,030,362
Twitter, Inc. (2)	35,593	2,149,461

		6,698,905

Services-Consumer Credit Reporting, Collection Agencies - 1.83%
TransUnion	22,921	2,574,258

Services-Equipment Rental & Leasing, Nec - 0.91%
Zimmer Biomet Holdings, Inc.	8,732	1,278,016

Services-Offices & Clinics of Doctors of Medicine- 1.39%
Envista Holdings Corp. (2)	28,203	1,179,167
Teladoc Health, Inc. (2)	6,136	778,106

		1,957,273

Services-Miscellaneous Amusement & Recreation - 0.78%
Vail Resorts, Inc. (2)	3,295	1,100,695

Services-Prepackaged Software - 15.71%
Atlassian Corp. PLC Class A (United Kingdom) (2)	4,739	1,854,939
Cadence Design Systems, Inc. (2)	18,803	2,847,526
Docusign, Inc. (2)	12,522	3,223,538
Electronic Arts, Inc.	21,019	2,989,953
Guidewire Software, Inc. (2)	15,756	1,872,916
Okta, Inc. (2)	2,853	677,131
Paycom Software, Inc. (2)	4,973	2,465,365
Paylocity Holding Corp. (2)	3,757	1,053,463
Q2 Holdings, Inc. (2)	5,611	449,666
Square, Inc. Class A (2)	5,666	1,358,933
Twilio, Inc. Class A (2)	4,220	1,346,391
Tyler Technologies, Inc. (2)	3,438	1,576,839
Veeva Systems, Inc. Class A (2)	1,350	389,030

		22,105,690

Sugar & Confectionery Products - 0.71%
Hershey Co.	5,875	994,344

Surgical & Medical Instruments & Apparatus - 4.83%
Abiomed, Inc. (2)	6,436	2,095,047
Dexcom, Inc. (2)	8,607	4,706,824

		6,801,871

Trucking (No Local) - 1.32%
Old Dominion Freight Line, Inc.	6,507	1,860,872

Wholesale-Lumber & Other Construction Materials - 1.48%
Trex Co., Inc. (2)	20,494	2,088,953

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.43%
Hologic, Inc. (2)	27,333	2,017,449

Total Investments - 97.19%	(Cost $ 90,968,433)	136,753,515

Other Assets less Liabilities - 2.81%		3,959,397

Total Net Assets - 100.00%		140,712,912

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$136,753,515	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$136,753,515	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.